Financial Instruments - Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Financial assets	R$ 2,183,356	R$ 1,959,486
Level 1 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	118,089	151,200
Level 2 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	537,653	542,358
Level 3 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	369,720	212,482
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,792,352	1,348,801
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,211
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,696,768	1,341,655
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	91,373	7,146
Listed Equity Securities [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,211
Listed Equity Securities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,211
Other Financial Assets [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	106
Other Financial Assets [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	106
Certificate of deposit [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	120,492	173,300
Certificate of deposit [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	120,492	173,300
Mutual funds [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,529,443	1,168,355
Mutual funds [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,529,443	1,168,355
Derivative Financial Assets [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,647
Derivative Financial Assets [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,647
Private equity fund [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	30,189	7,146
Private equity fund [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,130
Private equity fund [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	24,059	R$ 7,146
Real Estate Investments [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	102,264
Real Estate Investments [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	34,950
Real Estate Investments [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	R$ 67,314